Note 16 - Components of Expenses - Research and Development Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Chemistry, manufacturing, and controls	$ 2,356	$ 343
Regulatory	801	433
Discovery and pre-clinical	2,896	1,899
Clinical	1,225	1,528
Salaries and benefits	1,413	1,095
Licensing, patent, legal fees and royalties	1,620	811
Stock based compensation	391	486
CPRIT grant claimed in eligible expenses (Note 12)		(951)
Other research and development expenses	168	226
Research and development expense	$ 10,870	$ 5,870